Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit after tax for the year		$ 6,972		$ 13,925		$ 8,851
Items that will not be reclassified to profit or loss:
Actuarial gains/(losses) on post-retirement benefit plans		(262)		907		6
Changes in the fair value of equity investments held at fair value through other comprehensive income (FVOCI)		(5)		(13)		0
Tax relating to these components of other comprehensive income		83		(271)		(12)
Share of other comprehensive losses of equity accounted units, net of tax		(6)		(1)		0
Adjustments to deferred tax on post-retirement benefit plans due to changes in corporate tax rates in the US and France		0		0		(140)
Items that will not be reclassified to profit or loss		(190)		622		(146)
Items that have been/may be subsequently reclassified to profit or loss:
Currency translation adjustment	[1]	343		(3,830)		3,096
Currency translation on companies disposed of, transferred to the income statement		215		14		78
Fair value movements:
– Cash flow hedge gains		12		156		62
– Cash flow hedge (gains)/losses transferred to the income statement		(41)		40		(62)
– Gains on revaluation of available for sale securities		0		0		19
– Losses on revaluation of available for sale securities transferred to the income statement		0		0		8
Net change in costs of hedging	[2]	3		(39)		0
Tax relating to these components of other comprehensive income		(6)		(54)		(1)
Share of other comprehensive income/(loss) of equity accounted units, net of tax		10		(48)		34
Other comprehensive income/(loss) for the year, net of tax		346		(3,139)		3,088
Total comprehensive income for the year		7,318	[3]	10,786	[3]	11,939
Total comprehensive income for the year - attributable to owners of Rio Tinto		8,351		10,663		11,691
Total comprehensive income for the year - attributable to non-controlling interests		$ (1,033)		$ 123		$ 248

[1]	Excludes a currency translation charge of US$29 million (2018: charge of US$382 million; 2017: gain of US$310 million) arising on Rio Tinto Limited’s share capital for the year ended 31 December 2019, which is recognised in the Group statement of changes in equity. Refer to Group statement of changes in equity on page 150.
[2]	As part of the 2018 bond buy-back programme, cross currency interest rate swaps hedging the bonds repurchased were closed out. This resulted in the reclassification of US$3 million from the cost of hedging reserve to finance costs in the income statement in 2018. There was no bond buy-back programme in 2019.
[3]	Refer to Group statement of comprehensive income for further details. Adjustments to other reserves include currency translation attributable to owners of Rio Tinto, other than that arising on Rio Tinto Limited’s share capital.